Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of October 2015

Collection Period Start	1-Oct-15	Distribution Date	16-Nov-15
Collection Period End	31-Oct-15	30/360 Days	30
Beg. of Interest Period	15-Oct-15	Actual/360 Days	32
End of Interest Period	16-Nov-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,126,257,618.08	902,324,155.21	875,311,304.33	0.7771857
Total Securities		1,126,257,618.08	902,324,155.21	875,311,304.33	0.7771857
Class A-1 Notes	0.200000%	124,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.730000%	137,000,000.00	102,514,145.05	93,192,330.02	0.6802360
Class A-2b Notes	0.445750%	260,000,000.00	194,552,392.08	176,861,356.23	0.6802360
Class A-3 Notes	1.120000%	296,000,000.00	296,000,000.00	296,000,000.00	1.0000000
Class A-4 Notes	1.290000%	129,050,000.00	129,050,000.00	129,050,000.00	1.0000000
Certificates	0.000000%	180,207,618.08	180,207,618.08	180,207,618.08	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	9,321,815.04	62,362.77	68.0424455	0.4552027
Class A-2b Notes	17,691,035.84	77,085.98	68.0424455	0.2964845
Class A-3 Notes	0.00	276,266.67	0.0000000	0.9333333
Class A-4 Notes	0.00	138,728.75	0.0000000	1.0750000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	27,012,850.88	554,444.17

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,195,877.01
Monthly Interest				3,693,192.65
Total Monthly Payments				15,889,069.66

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				468,189.04
Aggregate Sales Proceeds Advance				6,562,228.68
Total Advances				7,030,417.72

Vehicle Disposition Proceeds:
Reallocation Payments				5,619,120.66
Repurchase Payments				293,841.62
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				7,746,067.04
Excess Wear and Tear and Excess Mileage				33,708.66
Remaining Payoffs				0.00
Net Insurance Proceeds				741,264.29
Residual Value Surplus				110,134.23
Total Collections				37,463,623.88

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	4,377,434.66			292
Involuntary Repossession	244,643.00			14
Voluntary Repossession	342,741.00			20
Full Termination	654,302.00			37
Bankruptcy	-			-
Insurance Payoff		731,438.69		39
Customer Payoff			107,352.63	5
Grounding Dealer Payoff	-		5,309,638.17	235
Dealer Purchase			1,870,358.83	78
Total	5,619,120.66	731,438.69	7,287,349.63	720

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of October 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	45,609	1,041,590,639.19	7.00000%	902,324,155.21
Total Depreciation Received		(13,416,472.40)		(10,495,785.76)
Principal Amount of Gross Losses	(82)	(1,774,866.88)		(1,620,429.15)
Repurchase / Reallocation	(16)	(344,733.50)		(293,841.62)
Early Terminations	(239)	(4,459,526.83)		(3,821,144.86)
Scheduled Terminations	(581)	(12,221,578.05)		(10,781,649.49)
Pool Balance - End of Period	44,691	1,009,373,461.53		875,311,304.33

Remaining Pool Balance
Lease Payment				253,903,030.29
Residual Value				621,408,274.04
Total				875,311,304.33

III. DISTRIBUTIONS

Total Collections					37,463,623.88
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					37,463,623.88

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					481,194.00
3. Reimbursement of Sales Proceeds Advance					3,485,554.49
4. Servicing Fee:
Servicing Fee Due					751,936.80
Servicing Fee Paid					751,936.80
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					4,718,685.29

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					62,362.77

Class A-2 Notes Monthly Interest Paid					62,362.77
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					77,085.98

Class A-2 Notes Monthly Interest Paid					77,085.98
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					276,266.67

Class A-3 Notes Monthly Interest Paid					276,266.67
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of October 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	138,728.75

Class A-4 Notes Monthly Interest Paid	138,728.75
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	554,444.17
Total Note and Certificate Monthly Interest Paid	554,444.17
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	32,190,494.42

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	27,012,850.88

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	27,012,850.88
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,177,643.54

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of October 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,631,288.09
Required Reserve Account Amount		16,893,864.27
Beginning Reserve Account Balance		16,893,864.27
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		16,893,864.27
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,177,643.54
Gross Reserve Account Balance		22,071,507.81
Remaining Available Collections Released to Seller		5,177,643.54
Total Ending Reserve Account Balance		16,893,864.27

V. POOL STATISTICS

Weighted Average Remaining Maturity		16.71
Monthly Prepayment Speed		73%
Lifetime Prepayment Speed		72%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,364,317.88
Securitization Value of Gross Losses and Casualty Receivables	1,620,429.15	82
Aggregate Defaulted and Casualty Gain (Loss)	(256,111.27)
Pool Balance at Beginning of Collection Period	902,324,155.21
Net Loss Ratio	-0.0284%

Cumulative Net Losses for all Periods	0.2418%	2,722,772.82

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	5,849,397.84	288
61-90 Days Delinquent	1,578,661.30	77
91-120+ Days Delinquent	935,847.08	40
Total Delinquent Receivables:	8,363,906.22	405
60+ Days Delinquencies as Percentage of Receivables	0.28%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	5,031,736.66	327
Securitization Value	5,511,081.67
Aggregate Residual Gain (Loss)	(479,345.01)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	19,649,726.51	1,234
Cumulative Securitization Value	21,270,531.18
Cumulative Residual Gain (Loss)	(1,620,804.67)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		4,973,602.43
Reimbursement of Outstanding Advance		3,485,554.49
Additional Advances for current period		6,562,228.68
Ending Balance of Residual Advance		8,050,276.62

Beginning Balance of Payment Advance		1,344,631.49
Reimbursement of Outstanding Payment Advance		481,194.00
Additional Payment Advances for current period		468,189.04
Ending Balance of Payment Advance		1,331,626.53

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2014-B
Monthly Servicer's Report
for the month of October 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No